Other administrative expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outsourced services	R$ 4,853,582	R$ 4,768,664	R$ 4,808,331
Communication	1,253,156	1,333,127	1,570,224
Data processing	(2,248,464)	(2,150,048)	(2,145,226)
Advertising and marketing	(1,340,104)	(1,052,083)	(1,300,468)
Asset maintenance	(1,304,469)	(1,299,441)	(1,231,596)
Financial system	(1,142,628)	(1,119,697)	(1,135,964)
Rental	(151,838)	(142,448)	(180,648)
Security and surveillance	(581,656)	(698,206)	(744,036)
Transport	703,416	651,238	773,208
Water, electricity and gas	356,177	373,056	440,613
Advances to FGC (Deposit Guarantee Association)	(670,854)	(588,093)	(433,369)
Supplies	(109,666)	(139,371)	(191,362)
Travel	33,982	77,433	302,170
Other	(1,243,163)	(1,091,221)	(1,232,363)
Total	R$ (15,993,155)	R$ (15,484,126)	R$ (16,489,578)